Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Regulatory assets:
Total regulatory assets	2,683	3,127
Less: current portion	47	29
Regulatory assets	2,636	3,098
Regulatory liabilities:
Total regulatory liabilities	248	221
Less: current portion	85	40
Regulatory liabilities	163	181
Deferred Income Tax Regulatory Asset [Member]
Regulatory assets:
Total regulatory assets	1,145	954
Pension Benefit Regulatory Asset [Member]
Regulatory assets:
Total regulatory assets	845	1,515
Post-Retirement and Post-Employment Benefits [Member]
Regulatory assets:
Total regulatory assets	308	320
Environmental [Member]
Regulatory assets:
Total regulatory assets	266	249
Pension Cost Variance Asset [Member]
Regulatory assets:
Total regulatory assets	80	61
OEB Cost Assessment Differential [Member]
Regulatory assets:
Total regulatory assets	9	6
DSC Exemption [Member]
Regulatory assets:
Total regulatory assets	7	2
Long-Term Project Development Costs [Member]
Regulatory assets:
Total regulatory assets	5	5
Rider 2 [Member]
Regulatory assets:
Total regulatory assets		10
Other Regulatory Assets [Member]
Regulatory assets:
Total regulatory assets	18	5
External Revenue Variance [Member]
Regulatory liabilities:
Total regulatory liabilities	81	61
Rider 8 [Member]
Regulatory liabilities:
Total regulatory liabilities	55	45
Retail Settlement Variance Accounts [Member]
Regulatory liabilities:
Total regulatory liabilities	35	54
Deferred Income Tax Regulatory Liability [Member]
Regulatory liabilities:
Total regulatory liabilities	19	16
Rider Nine [Member]
Regulatory liabilities:
Total regulatory liabilities	19
PST Savings Deferral [Member]
Regulatory liabilities:
Total regulatory liabilities	17	13
Hydro One Brampton Networks Rider [Member]
Regulatory liabilities:
Total regulatory liabilities	8
Rider 3 [Member]
Regulatory liabilities:
Total regulatory liabilities		9
Rural and Remote Rate Protection Variance [Member]
Regulatory liabilities:
Total regulatory liabilities		6
Other Regulatory Liabilities [Member]
Regulatory liabilities:
Total regulatory liabilities	14	17